Common Stock and Shares to be Issued - Schedule of Common Shares and Share Capital Issued (Details)(Parenthetical) (10-K) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019	Apr. 30, 2019	Apr. 30, 2018
Issuance of common stock for exchange in settlement of debt, shares				$ 18
Shares to be issued - financing	940,510,000	940,510,000	94,051
Shares to be issued - financing, per share		$ 0.001
Shares to be issued - services	975,000,000	975,000,000
Third Party [Member]
Issuance of common stock for exchange in settlement of debt, shares				$ 182,100
Issuance of common stock for exchange in settlement of debt				18